Cover	Oct. 19, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	ACTUATE THERAPEUTICS, INC.
Entity Central Index Key	0001652935
Entity Tax Identification Number	47-3044785
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1751 River Run, Suite 400
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	817
Local Phone Number	887-8455
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Daniel Schmitt